TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Income (loss) before taxes on income is comprised as follows:
	Year ended December 31,
	2011	2012	2013

Domestic	$5,632	$(2,555)	$475
Foreign	2,047	(727)	2,360

	$7,679	$(3,282)	$2,835

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxes on income are comprised as follows:

	Year ended December 31,
	2011	2012	2013

Current taxes	$890	$527	$542
Deferred taxes	(652)	14	(1,946)

	$238	$541	$(1,404)

Domestic	$151	$283	$(634)
Foreign	87	258	(770)

	$238	$541	$(1,404)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2012	2013
Deferred tax assets:
Net operating loss carry-forward	$52,035	$52,976
Reserves and allowances	7,016	7,843

Net deferred tax assets before valuation allowance	59,051	60,819
Less - Valuation allowance	(53,865)	(53,687)

Deferred tax asset	$5,186	$7,132

Domestic:
Short-term deferred tax asset	$1,157	$1,397
Long-term deferred tax asset	2,547	2,953

	$3,704	$4,350

Foreign:
Short-term deferred tax asset	$463	$880
Long-term deferred tax asset	1,019	1,902

	$1,482	$2,782

Schedule Of Income Tax Reconciliation Between Theoretical And Actual Tax Expenses Benefit [Table Text Block]
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year ended December 31,
	2011	2012	2013

Income (loss) before taxes, as reported in the consolidated statements of operations	$7,679	$(3,282)	$2,835

Statutory tax rate	24%	25%	25%

Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$1,843	$(821)	$709
Income tax at rate other than the Israeli statutory tax rate	275	(55)	310
Tax advances, withholding tax and non-deductible expenses, including equity based compensation expenses	1,373	807	518
Deferred taxes on losses for which a valuation allowance was provided	(1,083)	755	(2,929)
Tax adjustment in respect of different tax rates	(1,219)	-	(148)
Taxes in respect to prior years	(54)	(162)	-
State and Federal taxes	93	48	163
Foreign exchange	(901)	89	(20)
Impairment of tax advances	-	-	64
Other	(89)	(120)	(71)

Actual tax expense (benefit)	$238	$541	$(1,404)